Financial Instruments - Exposure of the Group's Financial Assets/Liabilities to Interest Rate Risk (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 227,929	$ 3,117	₨ 213,087
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	538,647	7,365	487,908
Financial liabilities	881,593	12,054	895,824
Floating interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	113,318	1,549	121,046
Financial liabilities	322,843	4,414	312,971
Fixed interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	270,601	3,700	244,344
Financial liabilities	329,629	4,507	374,148
Non interest bearing [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	154,728	2,116	122,518
Financial liabilities	₨ 229,121	$ 3,133	₨ 208,705